SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENT
SUBSEQUENT EVENT
On March 8, 2014, Summit Investments offered its interests in Red Rock Gathering to the Partnership. The Red Rock Drop Down closed on March 18, 2014. For additional information, see Notes 1 and 13.